Share-Based Compensation - Narrative (Details) $ / shares in Units, yr in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($) yr $ / shares	Dec. 31, 2017	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses		$ 1	$ 7	$ 63
Additional-paid in capital		11,151	9,960	8,033			$ 7,241
Expense from share-based payment transactions with employees		$ 96	92	152
Share-based payment arrangement, performance period (in years)		3 years
Term (in years)		10 years
Additional Paid-In Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additional-paid in capital		$ 24,027	23,831	23,487			$ 11,707
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage		0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage		200.00%
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses		$ 148	173	223
Expense from share-based payment transactions with employees		$ 21	$ 10	5
Lookback period (in years)		2 years 10 months 2 days	2 years 8 months 26 days
Exercise price of outstanding share options (in dollars per share) | $ / shares					$ 10.00
Fair value of options	$ 39				$ 64
Weighted average remaining contractual life (in years)	10 years
Share Options | Additional Paid-In Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additional-paid in capital		$ 46	$ 163
Share Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)					4 years
Share Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)					5 years	5 years
Granted (in shares) | yr					25
Share Incentive Plan 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options available for future grant (in shares) | shares		3,485,505	2,826,758
Equity Compensation Plan 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options available for future grant (in shares) | shares		17,011,837	13,648,116
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		33.33%
Vesting period (in years)		1 year
Unrecognized compensation costs		$ 107	$ 88	$ 26
Performance Share Units (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation costs		$ 22	$ 24
Employee Stock Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Matching contribution (as a percent)		20.00%
Shares available (in shares) | shares		7,500,000
Commencement period (in years)		8 years
Annual increase percentage		0.25%
Maximum grant limit (in shares) | shares		18,750,000
Shares issued (in shares) | shares		620,481
Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares		50
Employee subscription rate (as a percent)		10.00%
Maximum employee subscription (in shares) | shares		2,500
Matching contribution (as a percent)		20.00%